OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

15.   OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

		As at December 31,
	Notes	2020	2021	2021
		RMB	RMB	US$
Deposit-long-term	i)	6,036	6,232	978
Advance to hospitals-noncurrent	ii)	1,102	1,104	173
Others	iii)	—	13,440	2,109
		7,138	20,776	3,260
i)	Impairment losses of nil and RMB19 (US$3) were provided for the balances as at December 31, 2020 and 2021.
ii)	Impairment losses of RMB52 and nil were provided for the balances as at December 31, 2020 and 2021.
iii)	Impairment losses of nil and RMB361 (US$57) were provided for the balances as at December 31, 2020 and 2021.